Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Parties [Abstract]
RELATED PARTIES

NOTE 5 — RELATED PARTIES

Capital Contributions from Global Graphene Group (“G3”)

G3, a significant shareholder of the Company, infused capital resources into the business to cover operating expenses incurred prior to the close of the merger. The capital contributions from G3 included allocations for payroll, rent and facility costs, and professional services. The total capital contributions from G3 amounted to $0 and $487,273 during the three and nine months ended September 30, 2024, respectively. No capital contributions were made during the corresponding periods in 2025.

Other Receivable

During the three months ended March 31, 2024, the Company advanced $302,500 to G3 for transaction costs incurred during the Merger. The outstanding balance of other receivables amounted to $302,500 as of September 30, 2025 and December 31, 2024.

Shared Services Agreement

Effective February 2, 2024, the Company entered into a shared services agreement (the “SSA”) with G3, under which G3 agreed to provide certain services, including employees, office space and use of equipment, and the Company agreed to pay for such services on a monthly basis. The SSA is subject to typical conditions and may be terminated by either party upon written notice. The management and board continues to monitor the SSA and all other related party transactions to uphold transparency and protect shareholder interests. Expenses incurred related to the SSA services were $80,973, $204,253, $39,000 and $115,521, respectively for the three and nine months ended September 30, 2025 and 2024. Expenses incurred related to the SSA employees were $53,831, $331,932, $83,902 and $394,336, respectively for the three and nine months ended September 30, 2025 and 2024. There were $156,717 and $10,000 in amounts outstanding as of September 30, 2025 and December 31, 2024, respectively.

Due to Related Party

During the merger closing process, G3 incurred certain transaction expenses that were due to be reimbursed by the Company after the Closing Date, as per the Business Combination Agreement. These expenses included legal, advisory and audit fees directly associated with facilitating the merger. The total amount due to G3 was $879,985 as of the Closing Date. During the year ended December 31, 2024, the Company repaid the $879,985 due to G3.

Additionally, at the time of the merger close, the Company had an outstanding payable related to the monthly administrative services support fees due to Mach FM Corp, an affiliate of Mach FM Acquisitions LLC, the sponsor of Nubia. This fee covered office space, utilities, and secretarial and administrative support provided by Mach FM to support Nubia’s operating activities. The outstanding balance payable to Mach FM amounted to $88,979 as of the Closing Date.

As of September 30, 2025 and December 31, 2024, amounts outstanding to G3 were $0, and amounts outstanding to Mach FM Corp were $87,873.

Contingent Consideration

At Closing, the G3 Tax Lien has not been settled by G3 and as of September 30, 2025, the 4,000 Holdback Shares have not been issued. The contingent consideration represents a potential obligation that would become released only upon G3 settling its G3 Tax Lien. See Note 4 further discussion regarding Holdback Shares related to the G3 Tax Lien.

As of the Closing Date, the Company recorded a fair value of $906,000 for the 4,000 Holdback Shares, which was accounted for as an equity transaction.

NOTE 6 — RELATED PARTIES

Capital Contributions from Global Graphene Group (“G3”)

G3, a significant shareholder of the Company, infused capital resources into the business to cover operating expenses incurred prior to the close of the merger. The capital contributions from G3 included allocations for payroll, rent and facility costs, and professional services. The total capital contributions from G3 amounted $487,273 and $3,823,657 for the year ended December 31, 2024 and 2023, respectively.

Other Receivable

As of December 31, 2023, the Company held an other receivable balance of $187,500 from Nubia. This balance originated from cash advances made by Global Graphene Group (“G3”) on behalf of the Battery Group, in connection with Nubia’s funding requirements for extensions of time in closing the Merger. Pursuant to the Merger Agreement, the Battery Group was responsible for funding 50% of this additional trust funding requirement. As of December 31, 2024, following the elimination of an intercompany amount upon the closing of the Merger, the Company no longer had a balance related to the trust funding requirement. During the first quarter, the Company advanced $302,500 to G3 for transaction costs incurred during the Merger. The outstanding balance of other receivables amounted to $302,500 as of December 31, 2024.

Shared Services Agreement

Effective February 2, 2024, the Company entered into a shared services agreement (the “SSA”) with G3, under which G3 agreed to provide certain services, including employees, office space and use of equipment, and the Company agreed to pay for such services on a monthly basis. The SSA is subject to typical conditions and may be terminated by either party upon written notice. The management and board continues to monitor the SSA and all other related party transactions to uphold transparency and protect shareholder interests. Expenses incurred related to the SSA services and employees were $170,105 and $576,309, respectively for the year ended December 31, 2024. There were $10,000 in amounts outstanding as of December 31, 2024.

Due to Related Party

During the merger closing process, G3 incurred certain transaction expenses that were due to be reimbursed by the Company after the Closing Date, as per the Business Combination Agreement. These expenses included legal, advisory and audit fees directly associated with facilitating the merger. The total amount due to G3 was $879,985 as of the Closing Date.

Additionally, at the time of the merger close, the Company had an outstanding payable related to the monthly administrative services support fees due to Mach FM Corp, an affiliate of Mach FM Acquisitions LLC, the sponsor of Nubia. This fee covered office space, utilities, and secretarial and administrative support provided by Mach FM to support Nubia’s operating activities. The outstanding balance payable to Mach FM amounted to $88,979 as of the Closing Date.

During the year ended December 31, 2024, the Company repaid $879,985 due to related parties. Amounts outstanding as of December 31, 2024 to G3 and Mach FM Corp were $0 and $87,873, respectively.

Contingent Consideration

At Closing, the G3 Tax Lien has not been settled by G3 and as of December 31, 2024 the 4,000 Holdback Shares have not been issued. The contingent consideration represents a potential obligation that would become released only upon G3 settling its G3 Tax Lien. See Notes 4 and 7 for further discussion regarding Holdback Shares related to the G3 Tax Lien.

As of the Closing Date, the Company recorded a fair value of $906,000 for the 4,000 Holdback Shares, which was accounted for as an equity transaction.